Long-term debt - Terms of Revolving Credit Facility (Details) $ in Thousands, $ in Millions	Dec. 31, 2024 CAD ($)	May 17, 2024 USD ($)	May 16, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Apr. 26, 2022 CAD ($)
Revolving credit facility
Disclosure of Long-term Debt
Total facility amount	$ 1,350,000	$ 1,350	$ 1,600,000	$ 1,600,000
Letters of credit outstanding	(22,731)			(18,116)
Unutilized capacity	$ 1,327,269			$ 1,581,884
Senior unsecured notes 2030
Disclosure of Long-term Debt
Total facility amount					$ 400,000